Partners' Equity - Partnership's preference unit repurchase programme (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Repurchases of units, including commissions	$ 49,247	$ 18,388	$ 996
Preference units
Number of units repurchased	1,973,611	733,978
Preference units | Unit repurchase programme
Number of units repurchased	1,973,611	733,978
Number of units cancelled	1,973,611	733,978
Repurchases of units, including commissions	$ 49,247	$ 18,388
Series A preference units | Unit repurchase programme
Number of units repurchased	665,016
Number of units cancelled	665,016
Repurchases of units, including commissions	$ 16,423
Series B preference units | Unit repurchase programme
Number of units repurchased	639,189	464,429
Number of units cancelled	639,189	464,429
Repurchases of units, including commissions	$ 16,080	$ 11,580
Series C preference units | Unit repurchase programme
Number of units repurchased	669,406	269,549
Number of units cancelled	669,406	269,549
Repurchases of units, including commissions	$ 16,744	$ 6,808